27. EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension funds [member] | TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	R$ 3,778,685	R$ 3,256,516
Interest on actuarial liabilities	270,765	283,542
Current service cost	232	250
Participant contributions made in the year	11	15
Benefits paid, net	(272,538)	(262,369)
Benefit obligation result allocated to other comprehensive income	(91,779)	500,731
Present value of actuarial obligation at the end of the year	3,685,376	3,778,685
Fair value of assets at the beginning of the year	4,017,260	3,621,068
Return on plan assets	288,492	313,409
Sponsor	10	13
Participants	11	15
Payment of benefits	(272,538)	(262,369)
Benefit obligation result allocated to other comprehensive income	(23,134)	345,124
Fair value of plan assets at the end of the year	4,010,101	4,017,260
(=) Net actuarial liability/(asset) amount	(324,725)	(238,575)
Effect of the asset/onerous liability recognition ceiling	282,365	182,016
Transfer to held for sale	127
(=) Recognized net actuarial liability/(asset)	(42,233)	(56,559)
Pension funds [member] | PBS telemar plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	365,286	328,130
Interest on actuarial liabilities	26,264	28,419
Current service cost	38	34
Participant contributions made in the year	31	28
Benefits paid, net	(24,374)	(23,683)
Benefit obligation result allocated to other comprehensive income	(10,972)	32,358
Present value of actuarial obligation at the end of the year	356,273	365,286
Fair value of assets at the beginning of the year	430,646	379,000
Return on plan assets	31,125	33,149
Sponsor	65	65
Participants	31	28
Payment of benefits	(24,374)	(23,683)
Benefit obligation result allocated to other comprehensive income	(19,869)	42,087
Fair value of plan assets at the end of the year	417,624	430,646
(=) Net actuarial liability/(asset) amount	(61,351)	(65,360)
Effect of the asset/onerous liability recognition ceiling	61,351	65,360
Pension funds [member] | Telemar prev plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	4,978,517	4,165,284
Interest on actuarial liabilities	358,983	367,633
Current service cost	2,001	1,613
Benefits paid, net	(296,598)	(285,160)
Benefit obligation result allocated to other comprehensive income	(101,628)	729,147
Present value of actuarial obligation at the end of the year	4,941,275	4,978,517
Fair value of assets at the beginning of the year	5,298,688	4,508,570
Return on plan assets	382,772	394,800
Payment of benefits	(296,598)	(285,160)
Benefit obligation result allocated to other comprehensive income	(404,827)	680,478
Fair value of plan assets at the end of the year	4,980,035	5,298,688
(=) Net actuarial liability/(asset) amount	(38,760)	(320,171)
Effect of the asset/onerous liability recognition ceiling	38,760	320,171
Pension funds [member] | PBS a plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	5,640,885	4,811,332
Interest on actuarial liabilities	402,675	415,476
Benefits paid, net	(455,255)	(429,813)
Increase/(decrease) of assets due to changes in the Plan		183,195
Benefit obligation result allocated to other comprehensive income	10,660	660,695
Present value of actuarial obligation at the end of the year	5,598,965	5,640,885
Fair value of assets at the beginning of the year	8,266,862	7,316,395
Return on plan assets	597,785	649,891
Payment of benefits	(455,255)	(429,813)
Benefit obligation result allocated to other comprehensive income	(597,362)	730,389
Fair value of plan assets at the end of the year	7,812,030	8,266,862
(=) Net actuarial liability/(asset) amount	(2,213,065)	(2,625,977)
Effect of the asset/onerous liability recognition ceiling	2,213,065	2,625,977
Pension funds [member] | PBSTNC plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	40,715	35,043
Interest on actuarial liabilities	2,930	3,066
Current service cost	65	82
Benefits paid, net	(2,564)	(2,460)
Benefit obligation result allocated to other comprehensive income	(1,141)	4,984
Present value of actuarial obligation at the end of the year	40,005	40,715
Fair value of assets at the beginning of the year	64,837	60,062
Return on plan assets	4,722	5,255
Payment of benefits	(2,564)	(2,460)
Benefit obligation result allocated to other comprehensive income	(4,774)	1,980
Fair value of plan assets at the end of the year	62,221	64,837
(=) Net actuarial liability/(asset) amount	(22,216)	(24,122)
Effect of the asset/onerous liability recognition ceiling	20,073	20,858
(=) Recognized net actuarial liability/(asset)	(2,143)	(3,264)
Pension funds [member] | CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	30	26
Interest on actuarial liabilities	2	2
Current service cost	2	2
Benefit obligation result allocated to other comprehensive income	(18)	1
Present value of actuarial obligation at the end of the year	16	30
Fair value of assets at the beginning of the year	4,191	3,340
Return on plan assets	311	293
Benefit obligation result allocated to other comprehensive income	(1,289)	558
Fair value of plan assets at the end of the year	3,213	4,191
(=) Net actuarial liability/(asset) amount	(3,197)	(4,160)
Effect of the asset/onerous liability recognition ceiling	3,037	3,938
(=) Recognized net actuarial liability/(asset)	(160)	(222)
Medical care plans [member] | PAMEC plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	6,264	4,397
Interest on actuarial liabilities	469	414
Benefits paid, net	(772)	(484)
Benefit obligation result allocated to other comprehensive income	2,034	1,937
Present value of actuarial obligation at the end of the year	7,995	6,264
Amortizing contributions received from sponsor	772	484
Payment of benefits	(772)	(484)
(=) Net actuarial liability/(asset) amount	7,995	6,264
(=) Recognized net actuarial liability/(asset)	7,995	6,264
Medical care plans [member] | PAMA plan [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	4,143,620	3,422,402
Interest on actuarial liabilities	310,799	308,512
Current service cost	406	322
Benefits paid, net	(260,871)	(229,329)
Benefit obligation result allocated to other comprehensive income	(30,390)	641,713
Present value of actuarial obligation at the end of the year	4,163,564	4,143,620
Fair value of assets at the beginning of the year	4,422,743	3,443,944
Return on plan assets	332,125	312,145
Payment of benefits	(260,871)	(229,329)
Benefit obligation result allocated to other comprehensive income	30,872	895,983
Fair value of plan assets at the end of the year	4,524,869	4,422,743
(=) Net actuarial liability/(asset) amount	(361,305)	(279,123)
Effect of the asset/onerous liability recognition ceiling	R$ 361,305	R$ 279,123